Related Party Transactions - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) subsidiary	Dec. 31, 2021 USD ($)
Related Party Transactions [Line Items]
Number of subsidiaries providing raw and development materials (in subsidiaries) | subsidiary	2
Purchases from related part	$ 86	$ 264
Outstanding payables		$ 18